Biotricity, Inc. - Statements of Stockholders' (Deficiency) Equity - USD ($)	Total	Preferred Stock	Common Stock	Shares to be issued (Common)	Additional Paid-in Capital	Accumulted Other Comprehensive (loss) Income	Accumulated Deficit
Balance, Value at Dec. 31, 2014	$ 343,896		$ 22,028		$ 4,347,478	$ 17,311	$ (4,042,922)
Balance, Shares at Dec. 31, 2014		1	22,028,425
Exercise of warrants for cash, Value	707,196		$ 898		706,298
Exercise of warrants for cash, Shares			897,750
Cancellation of shares, Value	(89)		$ (1,317)		1,228
Cancellation of shares, Shares			(1,316,700)
Stock based compensation	2,257,953				2,257,953
Issuance of warrants for services	672,749				672,749
Exercice of stock option plan, Value	283		$ 3,391		(3,108)
Exercice of stock option plan, Shares			3,390,503
Translation adjustment	(35,313)					(35,313)
Net loss	(5,185,852)						(5,185,852)
Balance, Value at Dec. 31, 2015	(1,239,177)	$ 1	$ 25,000		7,982,598	(18,002)	(9,228,774)
Balance, Shares at Dec. 31, 2015		1	24,999,978
Exercise of warrants for cash, Value	105,500	$ 1	$ 131		105,369
Exercise of warrants for cash, Shares			131,365
Stock based compensation	405,058
Issuance of warrants for services	474,232				474,232
Translation adjustment	(246,575)					(246,575)
Net loss	(7,280,831)						(7,280,831)
Conversion of convertible notes, Value	2,907,912		$ 913		2,906,999
Conversion of convertible notes, Shares			912,652
Issuance of shares for services, Value	604,475		$ 211		604,264
Issuance of shares for services, Shares			210,625
Stock based compensation - ESOP	405,058				408,058
Shares to be issued, Value	200,855			$ 200,855
Shares to be issued, Shares				77,463
Balance, Value at Dec. 31, 2016	$ (4,068,551)	$ 1	$ 26,255	$ 200,855	$ 12,478,520	$ (264,577)	$ (16,509,605)
Balance, Shares at Dec. 31, 2016		1	26,254,620	77,463